CAPITAL MANAGEMENT	12 Months Ended
Sep. 30, 2018
Disclosure of objectives, policies and processes for managing capital [abstract]
CAPITAL MANAGEMENT
15.	CAPITAL MANAGEMENT

The Company considers its capital to include working capital, long-term debt and the components of shareholders’ equity. The Company monitors its capital structure and makes adjustments in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Company may issue new equity if available on favorable terms. Future financings are dependent on market conditions and the ability to identify sources of investment. There can be no assurance the Company will be able to raise funds in the future.

On November 18, 2016, the Company entered into the SVB Term Loan (Note 7), pursuant to which the Company has drawn down $8,000,000 as at September 30, 2018.

In January 2018, the Company completed financings totaling $26,040,000 in gross proceeds (Note 9).

There were no changes to the Company’s approach to capital management during the year ended September 30, 2018. As at September 30, 2018, the Company is not subject to externally imposed capital requirements.